Consolidated Balance Sheets (Parentheticals) (CAD)	Dec. 31, 2013	Dec. 31, 2012
Common shares, shares issued	19,048,900	14,305,356
Common shares, shares outstanding	19,048,900	14,305,356
Common shares, no par value (in Dollars per share)
Common shares, authorized